Discontinued operation - Summary of Statement of Income of Discontinued Operation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Statement Of Income Of Discontinued Operations [Line Items]
Gross profit	R$ 6,451,176	R$ 4,726,463	[1]	R$ 4,354,707	[1]
Selling, general and administrative expenses		(1,994,774)		(1,992,163)
Other income (expenses), net	404,686	747,282	[1]	889,775	[1]
Profit before equity in earnings of investees, finance results and taxes	4,496,934	3,478,971	[1]	3,252,319	[1]
Interest in earnings of associates	1,231	45,066	[1]	10,794	[1]
Interest in earnings of joint ventures	1,131,406	946,282	[1]	985,090	[1]
Equity in earnings of investees	1,132,637	991,348	[1]	995,884	[1]
Finance results, net	(1,967,623)	(1,598,422)	[1]	(2,733,352)	[1]
Profit before taxes	3,661,948	2,871,897	[1]	1,514,851	[1]
Income taxes	779,596	760,487	[1]	428,355	[1]
Profit from continuing operations	2,882,352	2,111,410	[1]	1,086,496	[1]
Loss from discontinued operation, net of tax	11,021	(28,230)	[1]	(40,199)	[1]
Profit for the year	2,893,373	2,083,180	[1]	1,046,297	[1]
Profit attributable to:
Owners of the Company	1,316,341	975,448	[1]	551,021	[1]
Non-controlling interests	R$ 1,577,032	1,107,732	[1]	495,276	[1]
Discontinued operations [member]
Disclosure Of Statement Of Income Of Discontinued Operations [Line Items]
Gross profit		2,447		4,454
Selling, general and administrative expenses		(10,545)		(11,790)
Other income (expenses), net		9,131		12,176
Profit before equity in earnings of investees, finance results and taxes		22,123		28,420
Interest in earnings of associates		(6,407)		(6,368)
Equity in earnings of investees		(6,407)		(6,368)
Finance results, net		12,514		18,147
Profit before taxes		28,230		40,199
Profit from continuing operations		28,230		40,199
Loss from discontinued operation, net of tax		(28,230)		(40,199)
Continuing operations [member]
Disclosure Of Statement Of Income Of Discontinued Operations [Line Items]
Gross profit		4,724,016		4,350,253
Selling, general and administrative expenses		(2,005,319)		(2,003,953)
Other income (expenses), net		738,151		877,599
Profit before equity in earnings of investees, finance results and taxes		3,456,848		3,223,899
Interest in earnings of associates		51,473		17,162
Interest in earnings of joint ventures		946,282		985,090
Equity in earnings of investees		997,755		1,002,252
Finance results, net		(1,610,936)		(2,751,499)
Profit before taxes		2,843,667		1,474,652
Income taxes		(760,487)		(428,355)
Profit from continuing operations		2,083,180		1,046,297
Profit for the year		2,083,180		1,046,297
Profit attributable to:
Owners of the Company		975,448		551,021
Non-controlling interests		R$ 1,107,732		R$ 495,276

[1]	For details on this restated, see note 24.